Annual Fund Operating Expenses	Jul. 23, 2025
USA Mutuals Vice Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
USA Mutuals Vice Fund | USA Mutuals Vice Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.95%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.48%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.95%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.73%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.95%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.73%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.95%
Expenses (as a percentage of Assets)	2.90%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	2.48%
USA Mutuals All Seasons Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	2.79%
Fee Waiver or Reimbursement	(0.83%)	[2]
Net Expenses (as a percentage of Assets)	1.96%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.04%
Expenses (as a percentage of Assets)	2.79%
Fee Waiver or Reimbursement	(0.83%)	[2]
Net Expenses (as a percentage of Assets)	1.96%

[1]	The Fund’s adviser, USA Mutuals Advisors, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until July 31, 2026, to ensure that total annual fund operating expenses after fee waiver and reimbursement (but not including: front-end or contingent deferred loads, shareholder servicing plan fees, taxes, borrowing cost such as interest and dividends on short positions, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) and class specific expenses like distribution (12b-1) fees) will not exceed 1.48% of the Fund’s average daily net assets for each share class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.
[2]	The Fund’s adviser, USA Mutuals Advisors, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2026, to ensure that total annual fund operating expenses after fee waiver and reimbursement (but not including: front-end or contingent deferred loads, shareholder servicing plan fees, taxes, borrowing cost such as interest and dividends on short positions, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) and class specific expenses like distribution (12b-1) fees) will not exceed 1.96% of the Fund’s average daily net assets for each share class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.